Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other liabilities
Schedule of other liabilities

	2025	2024
Other liabilities	£m	£m
Lease liabilities	535	630
Provisions for liabilities and charges	619	864
Retirement benefit liabilities (Note 5)	78	80
Accruals	1,350	1,353
Deferred income	422	394
Current tax	76	263
Deferred tax (Note 7)	104	99
Other liabilities (1)	842	918
Total	4,026	4,601

(1)	Other liabilities include liabilities of disposal groups of £27 million (2024 - nil).

Schedule of provisions for liabilities and charges

		Litigation
	Customer	and other		Commitments
	redress	regulatory	Property	and guarantees	Other (1)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2025	420	128	90	55	171	864
Expected credit loss impairment release	—	—	—	3	—	3
Currency translation and other movements	1	(7)	—	—	3	(3)
Charge to income statement	78	39	26	—	220	363
Release to income statement	(42)	(50)	(24)	—	(46)	(162)
Provisions utilised	(175)	(46)	(19)	—	(206)	(446)
At 31 December 2025	282	64	73	58	142	619

(1)	Other materially comprises provisions for restructuring costs and provision for Bank of England Levy.